Discontinued Operations (Details) - St. Joe and Doe Run - Discontinued operations sold $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Discontinued Operations
After-tax loss from discontinued operations in connection with reassessment of estimated loss contingencies	$ 6
Loss from discontinued operations in connection with reassessment of estimated loss contingencies, taxes	$ 3